Reconciliation of Beginning and Ending Balance of Other Postretirement Benefit Plan Assets Measured at Fair Value (Detail) - Other Postretirement Benefit Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 46
Transfers in (out)	(46)
Actual gain on plan assets		$ 1
Purchases and sales		45
Ending Balance		46
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	46
Transfers in (out)	$ (46)
Actual gain on plan assets		1
Purchases and sales		45
Ending Balance		$ 46